Receivables and Prepaid Expenses - Schedule of Receivables and Prepaid Expenses (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
VAT receivable		$ 57,875	$ 73,784
Prepaid expenses		30,000	34,802
Other assets		1,264	5,514
Total	$ 70,532	$ 89,139	$ 114,100